Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 75.6%
Communication Services — 12.5%
Diversified Telecommunication Services — 2.9%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,020,000	$1,521,737 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000	293,769 *(a)(b)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	450,000	386,572 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	950,000	826,439 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	550,000	526,989 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	170,000	173,403 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	850,000	881,424 (a)
Total Diversified Telecommunication Services				4,610,333
Entertainment — 1.4%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	670,000	696,431 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	550,000	558,627 (a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	256,000	234,880
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	850,000	679,103
Total Entertainment				2,169,041
Media — 6.5%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	270,000	284,749 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	520,000	473,559
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	330,091
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,590,000	1,615,543
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	330,000	341,349 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	70,000	69,228 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	299,785 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000	997,870 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	510,000	540,129 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,207,000	1,328,847
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	715,130	737,817 (c)
EW Scripps Co., Senior Secured Notes	9.875%	8/15/30	350,000	328,847 (a)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	50,000	47,794 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	260,000	265,853 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	340,000	337,136 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	540,000	376,686
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	275,500	248,814 (a)
Sunrise FinCo I BV, Senior Secured Notes	4.875%	7/15/31	400,000	381,348 (d)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	260,000	277,292 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	500,000	464,841 (a)
VZ Secured Financing BV, Senior Secured Notes	5.250%	1/15/33	490,000 EUR	575,989 (a)
Total Media				10,323,567
Wireless Telecommunication Services — 1.7%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	740,000	622,761 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000	266,388 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	210,000	137,690 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000	161,431 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,050,000	$683,697 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	710,369 (d)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	210,000	197,793 (a)
Total Wireless Telecommunication Services				2,780,129

Total Communication Services				19,883,070
Consumer Discretionary — 14.0%
Automobile Components — 2.5%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	190,000	196,885 (a)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	700,000	665,633
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	540,000	544,547 (a)(e)
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	110,000	109,883 (a)(e)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	240,000	248,113 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	210,000	220,459 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	750,000	786,452 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	380,000	385,552 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	390,000	387,588 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	440,000	421,563 (a)
Total Automobile Components				3,966,675
Automobiles — 0.8%
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	460,000	433,635 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,010,000	876,175 (a)
Total Automobiles				1,309,810
Broadline Retail — 2.1%
B&M European Value Retail SA, Senior Secured Notes	4.000%	11/15/28	320,000 GBP	415,217 (d)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	900,000	998,049 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,110,000	1,951,823
Total Broadline Retail				3,365,089
Diversified Consumer Services — 0.8%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	160,000	151,725 (a)
IPD 3 BV, Senior Secured Notes	5.500%	6/15/31	130,000 EUR	155,301 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	5.389%	6/15/31	100,000 EUR	117,926 (a)(f)
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000 EUR	789,779 (a)
Total Diversified Consumer Services				1,214,731
Hotels, Restaurants & Leisure — 5.9%
Carnival Corp., Senior Notes	5.125%	5/1/29	490,000	490,000 (a)(e)
Carnival Corp., Senior Notes	6.125%	2/15/33	730,000	748,736 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000 EUR	1,064,986
Carnival PLC, Senior Notes	4.125%	7/15/31	220,000 EUR	261,859 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	850,000	789,658 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	150,000	152,497 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	410,000	410,972 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.738%	7/16/35	853,000 GBP	1,009,536 (d)(f)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000	344,816 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	600,000	601,974 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	120,000	120,082 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	500,000	514,528 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	150,000	$150,870 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	590,000	595,629 (a)(e)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	188,288
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	110,000	118,146 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	580,000	581,132 (a)(e)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000	664,890 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	510,000	549,357 (a)
Total Hotels, Restaurants & Leisure				9,357,956
Household Durables — 0.6%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	440,000	443,032 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	210,000	222,650 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	380,000	378,886 (a)
Total Household Durables				1,044,568
Specialty Retail — 0.9%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	370,000	390,668 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	194,654 (a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	160,000	134,400 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	370,000	342,402 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	380,000	395,555
Total Specialty Retail				1,457,679
Textiles, Apparel & Luxury Goods — 0.4%
CT Investment GmbH, Senior Secured Notes	6.375%	4/15/30	190,000 EUR	231,744 (a)
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	648,000	336,960 (a)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	24,300	8,869 (a)
Total Textiles, Apparel & Luxury Goods				577,573

Total Consumer Discretionary				22,294,081
Consumer Staples — 1.4%
Beverages — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	450,000	444,809 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	350,000	344,494 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	400,000	393,708 (d)
Total Beverages				1,183,011
Consumer Staples Distribution & Retail — 0.1%
Boots Group Finco LP, Senior Secured Notes	7.375%	8/31/32	100,000 GBP	137,358 (a)
Food Products — 0.5%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	760,000	814,910 (a)

Total Consumer Staples				2,135,279
Energy — 11.9%
Energy Equipment & Services — 0.9%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000	279,667 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	740,000	776,748 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	410,000	410,000 (a)(e)
Total Energy Equipment & Services				1,466,415
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — 11.0%
Chord Energy Corp., Senior Notes	6.000%	10/1/30	180,000	$178,859 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	610,000	618,426 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	270,000	268,320 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,010,000	1,024,208 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	610,000	630,379
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000	689,007
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	10,000	9,995 (f)(g)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	440,000	455,493 (f)(g)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	50,000	51,940 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	660,000	673,332 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.051%	9/30/29	340,541	335,432 (a)(f)(h)(i)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	490,000	488,367 (a)(e)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	370,000	378,612 (a)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	523,023 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	370,000	377,167 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	334,900
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	783,392 (a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	1,526,683
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	1,223,146
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	406,718
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	400,000	397,696 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	380,000	389,204
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	120,000	125,408 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	170,000	170,971 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	804,000	817,149 (a)(f)(g)
Sunoco LP, Senior Notes	5.625%	3/15/31	390,000	387,367 (a)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	550,000	547,151 (d)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	400,000	369,333 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	470,000	443,926 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	780,000	773,588 (a)(f)(g)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	340,000	357,230 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	630,000	686,289 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	190,000	210,071 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	60,000	67,760 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	160,000	170,048 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	310,000	293,231 (a)
YPF SA, Senior Notes	6.950%	7/21/27	245,000	243,646 (a)
Total Oil, Gas & Consumable Fuels				17,427,467

Total Energy				18,893,882
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 9.4%
Banks — 4.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	$761,896 (a)(f)(g)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	410,666 (a)(f)(g)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,620,000	1,592,015 (a)(f)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	140,000	144,431 (f)(g)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	500,000	473,423 (f)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,020,000	1,910,699 (a)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	220,000	227,974 (f)(g)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	690,000	627,317 (f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	747,243 (f)(g)
Total Banks				6,895,664
Capital Markets — 1.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	1,287,026 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	310,095 (f)(g)
Credit Suisse AG AT1 Claim	—	—	3,590,000	0 *(h)(i)(j)
RAY Financing LLC, Senior Secured Notes	6.500%	7/15/31	330,000 EUR	396,049 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	260,000	267,830 (a)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	430,000	442,901 (a)(f)(g)
Total Capital Markets				2,703,901
Consumer Finance — 0.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	490,647 (a)
Financial Services — 2.4%
Block Inc., Senior Notes	6.000%	8/15/33	360,000	368,899 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	144,999 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	160,000	167,519 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	580,000	608,813 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	760,000	789,955 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	400,000	410,822 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	600,000	588,198 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	200,000	190,905 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	277,609	264,471 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	300,000	310,474 (a)
Total Financial Services				3,845,055
Insurance — 0.4%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	150,000	154,576 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	450,000	$470,002 (a)
Total Insurance				624,578
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	370,000	389,193 (a)

Total Financials				14,949,038
Health Care — 4.3%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	130,000	133,465 (a)
Health Care Providers & Services — 1.7%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	430,000	342,246 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	950,000	1,007,330 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	590,000	605,192 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	400,000	383,539
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	430,000	452,045 (a)
Total Health Care Providers & Services				2,790,352
Pharmaceuticals — 2.5%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	880,000	902,741 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	680,000	673,846 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	80,000	62,538 (a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	250,000	0 *(h)(i)(j)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	143,000	140,579
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	970,000	1,110,280
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	500,000	373,590
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	690,000	711,303
Total Pharmaceuticals				3,974,877

Total Health Care				6,898,694
Industrials — 9.2%
Aerospace & Defense — 1.2%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	190,000	195,726 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	150,000	154,429 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	80,000	82,544 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	470,000	490,513 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	950,000	1,008,218 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	30,000	31,393 (a)
Total Aerospace & Defense				1,962,823
Building Products — 0.7%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	190,000	196,604 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	380,000	390,594 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	530,000	549,411 (a)
Total Building Products				1,136,609
Commercial Services & Supplies — 1.2%
Boels Topholding BV, Senior Secured Notes	5.750%	5/15/30	260,000 EUR	317,250 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	220,000	217,377
CoreCivic Inc., Senior Notes	8.250%	4/15/29	510,000	539,183
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
GEO Group Inc., Senior Notes	10.250%	4/15/31	510,000	$561,481
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	260,000	275,432
Total Commercial Services & Supplies				1,910,723
Construction & Engineering — 0.8%
AECOM, Senior Notes	6.000%	8/1/33	460,000	470,677 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	240,000	250,876 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	550,000	567,428 (a)
Total Construction & Engineering				1,288,981
Ground Transportation — 0.2%
XPO Inc., Senior Notes	7.125%	2/1/32	240,000	252,624 (a)
Machinery — 2.0%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000 EUR	211,598 (d)
Esab Corp., Senior Notes	6.250%	4/15/29	330,000	339,422 (a)
HTA Group Ltd., Senior Notes	7.500%	6/4/29	600,000	624,003 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	440,000	456,531 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	380,000	380,774
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000 EUR	1,199,769 (a)
Total Machinery				3,212,097
Marine Transportation — 0.3%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	370,000	377,546 (a)
Passenger Airlines — 0.8%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000	369,104 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	160,000	167,005 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	240,000	243,631 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	220,000	229,174 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	536,042	228,150 *(a)(b)
Total Passenger Airlines				1,237,064
Trading Companies & Distributors — 0.6%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000	390,480 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	280,000	291,071 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	280,000	292,515 (a)
Total Trading Companies & Distributors				974,066
Transportation Infrastructure — 1.4%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	750,000	787,969 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	600,000 GBP	804,393 (d)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	600,000	624,590 (a)
Total Transportation Infrastructure				2,216,952

Total Industrials				14,569,485
Information Technology — 3.9%
Communications Equipment — 1.1%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	450,000	466,077 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	730,000	768,438 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	490,000	460,428 (a)
Total Communications Equipment				1,694,943
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electronic Equipment, Instruments & Components — 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	$183,752 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	200,000	213,929 (a)
Total Electronic Equipment, Instruments & Components				397,681
IT Services — 0.6%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	190,000	196,461 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	190,000	194,965 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	350,000	362,112 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	130,000 EUR	159,228 (a)
Total IT Services				912,766
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	580,000	586,632 (a)
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	450,000	460,096 (a)
Total Semiconductors & Semiconductor Equipment				1,046,728
Software — 1.1%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	650,000	690,208 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	280,000	285,317 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	220,000	225,143 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	390,000	165,337 (a)
TeamSystem SpA, Senior Secured Notes (3 mo. EURIBOR + 3.500%)	5.526%	7/31/31	320,000 EUR	377,679 (a)(f)
Total Software				1,743,684
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	230,000	243,194 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	200,000	203,983 (a)
Total Technology Hardware, Storage & Peripherals				447,177

Total Information Technology				6,242,979
Materials — 3.7%
Chemicals — 1.2%
Azelis Finance NV, Senior Notes	4.750%	9/25/29	180,000 EUR	218,983 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	120,000	127,350 (a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	6.750%	4/15/30	290,000 EUR	320,789 (a)
OCP SA, Senior Notes	4.500%	10/22/25	500,000	500,435 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	669,645
Total Chemicals				1,837,202
Containers & Packaging — 0.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	429,526	12,886 (a)(c)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	380,000	380,229 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	192,820 (a)
Total Containers & Packaging				585,935
Metals & Mining — 2.1%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	260,000	268,031 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,060,000	1,115,134 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,580,000	1,670,229 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	320,000	331,078 (a)
Total Metals & Mining				3,384,472

Total Materials				5,807,609
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 2.5%
Diversified REITs — 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	410,000	$397,580
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	180,000	191,399 (a)
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	400,000	392,433 (d)
Total Diversified REITs				981,412
Health Care REITs — 0.5%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	490,000	433,288
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	320,000	325,626 (a)
Total Health Care REITs				758,914
Real Estate Management & Development — 0.5%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	211,883	12,713 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	172,148	3,443 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	226,374	4,528 (c)(d)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	311,709	2,338 (d)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	84,534	1,479 (c)(d)
Essendi SA, Senior Secured Notes	6.375%	10/15/29	110,000 EUR	136,549 (a)
Essendi SA, Senior Secured Notes	5.375%	5/15/30	100,000 EUR	121,205 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	430,000	436,621 (a)
Total Real Estate Management & Development				718,876
Specialized REITs — 0.9%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	140,000	144,381 (a)
Iron Mountain Inc., Senior Notes	4.750%	1/15/34	460,000 EUR	541,985 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	610,000	620,834 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	180,000	180,583 (a)
Total Specialized REITs				1,487,783

Total Real Estate				3,946,985
Utilities — 2.8%
Electric Utilities — 1.8%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	150,000	154,950 (a)
Eskom Holdings, Senior Notes	4.314%	7/23/27	570,000	564,517 (d)
NRG Energy Inc., Senior Notes	5.750%	1/15/34	250,000	249,901 (a)(e)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,210,000	1,210,930 (a)(e)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	250,000	254,938 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	90,000	88,920 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	320,000	338,854 (a)
Total Electric Utilities				2,863,010
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	580,000	552,238 (a)
Independent Power and Renewable Electricity Producers — 0.7%
AES Andes SA, Senior Notes	6.250%	3/14/32	650,000	681,313 (a)
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	360,000	381,399 (a)
Total Independent Power and Renewable Electricity Producers				1,062,712

Total Utilities				4,477,960
Total Corporate Bonds & Notes (Cost — $118,363,398)				120,099,062
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 11.8%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	$402,866 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	593,808 (a)
Total Angola				996,674
Argentina — 1.8%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	154,402	112,605
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	275,134	186,128
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,349,180	707,645
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	2,642,308	1,549,053 (a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	33,334	33,751 (d)
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	390,000	373,132 (a)
Total Argentina				2,962,314
Bahrain — 0.3%

Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	466,203 (a)
Brazil — 0.7%
Brazilian Government International Bond, Senior Notes	6.000%	4/7/26	550,000	554,482
Brazilian Government International Bond, Senior Notes	3.750%	9/12/31	550,000	509,603
Total Brazil				1,064,085
Costa Rica — 0.2%

Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	372,576 (a)
Dominican Republic — 0.9%
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	300,000	324,015 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	143,670 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	392,698 (d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	623,130 (a)
Total Dominican Republic				1,483,513
Ecuador — 0.6%

Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	976,313 (a)
Egypt — 0.8%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	238,621 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	303,856 (d)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	695,935 (a)
Total Egypt				1,238,412
Guatemala — 0.4%

Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000	605,101 (a)
Ivory Coast — 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	89,389	88,637 (d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	1,010,607 (a)
Total Ivory Coast				1,099,244
Jordan — 0.5%

Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000	816,415 (a)
Kenya — 0.2%

Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000	308,627 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000	$261,447 (d)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000	346,478 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000	199,170 (a)
Total Nigeria				807,095
Oman — 0.3%

Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000	440,053 (d)
Paraguay — 0.3%

Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000	496,182 (a)
Senegal — 0.2%

Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000	288,329 (a)
South Africa — 0.5%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	500,000	492,900
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	306,058
Total South Africa				798,958
Turkey — 2.1%
Turkiye Government International Bond, Senior Notes	4.250%	4/14/26	2,090,000	2,090,990
Turkiye Government International Bond, Senior Notes	4.875%	10/9/26	700,000	703,463
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	680,000	505,642
Total Turkey				3,300,095
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,796	11,011 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,713	32,513 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	100,180	56,518 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,672	32,123 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	133,249	73,782 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,728	26,771 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	147,285	80,554 (a)
Total Ukraine				313,272

Total Sovereign Bonds (Cost — $18,498,544)				18,833,461
Asset-Backed Securities — 7.6%
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.975%	1/21/35	500,000	480,934 (a)(f)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	7.025%	1/20/37	120,000	120,421 (a)(f)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.818%	1/15/37	310,000	311,247 (a)(f)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.982%	10/20/34	200,000	202,291 (a)(f)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.818%	1/25/38	340,000	337,894 (a)(f)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.425%	1/20/38	150,000	149,640 (a)(f)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	7.044%	4/15/34	250,000	250,007 (a)(f)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.419%	10/23/34	440,000	437,919 (a)(f)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.475%	10/20/35	490,000	493,672 (a)(f)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.268%	7/15/37	300,000	303,012 (a)(f)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	8.219%	11/22/34	310,000	$310,743 (a)(f)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	9.075%	4/19/35	120,000	119,703 (a)(f)
Elevation CLO Ltd., 2021-14A ER (3 mo. Term SOFR + 6.450%)	10.775%	1/20/38	600,000	604,493 (a)(f)
Fort Greene Park CLO LLC, 2025-2A ER (3 mo. Term SOFR + 4.400%)	8.732%	4/22/34	420,000	415,897 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2017-1A ER3 (3 mo. Term SOFR + 4.500%)	8.825%	4/20/34	190,000	189,194 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.825%	4/20/35	150,000	147,771 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.075%	10/20/34	460,000	453,792 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.725%	1/20/38	500,000	497,530 (a)(f)
Golub Capital Partners CLO Ltd., 2024-76A D1 (3 mo. Term SOFR + 2.900%)	7.218%	10/25/37	400,000	402,245 (a)(f)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	9.168%	1/25/38	520,000	523,500 (a)(f)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.780%	4/17/34	160,000	161,662 (a)(f)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.506%	7/25/34	220,000	220,566 (a)(f)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	9.018%	1/25/38	420,000	417,614 (a)(f)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.508%	4/15/34	210,000	211,758 (a)(f)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	220,000	221,887 (a)(f)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.918%	8/26/34	380,000	379,058 (a)(f)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.568%	10/15/37	280,000	282,356 (a)(f)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.149%	10/15/34	400,000	401,520 (a)(f)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.665%	1/20/38	370,000	373,727 (a)(f)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.015%	1/20/38	190,000	193,894 (a)(f)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	10.332%	1/22/38	380,000	384,868 (a)(f)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.775%	4/20/37	220,000	220,761 (a)(f)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.275%	7/20/37	130,000	130,979 (a)(f)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.325%	4/20/38	370,000	373,130 (a)(f)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.918%	1/25/37	450,000	452,250 (a)(f)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	9.140%	7/15/40	330,000	334,107 (a)(f)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.629%	4/18/37	130,000	132,344 (a)(f)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	7.025%	1/20/38	380,000	383,180 (a)(f)

Total Asset-Backed Securities (Cost — $12,014,149)				12,027,566
Senior Loans — 3.9%
Communication Services — 0.4%
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	89,540	87,960 (f)(k)(l)
X Corp., Term Loan B3	9.500%	10/26/29	520,000	522,348 (k)(l)

Total Communication Services				610,308
Consumer Discretionary — 1.7%
Automobile Components — 0.4%
ABC Technologies Inc., Term Loan B	—	1/2/40	530,000	510,125 (h)(m)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	377,700	137,624 (f)(k)(l)
Total Automobile Components				647,749
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.803%	6/25/30	399,345	$365,401 (f)(k)(l)
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.413%	2/6/31	443,250	442,789 (f)(k)(l)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	7.413%	1/27/29	491,094	490,942 (f)(k)(l)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	5.752%	11/30/30	393,000	392,411 (f)(k)(l)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.163%	3/14/31	394,000	394,429 (f)(k)(l)
Total Hotels, Restaurants & Leisure				1,720,571

Total Consumer Discretionary				2,733,721
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	3/31/28	343,812	344,143 (f)(k)(l)

Financials — 0.2%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.163%	3/12/29	138,255	138,958 (f)(k)(l)
Financial Services — 0.1%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	8.163%	7/31/31	100,000	100,125 (f)(k)(l)

Total Financials				239,083
Industrials — 0.2%
Building Products — 0.2%
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.413%	2/10/32	358,200	358,383 (f)(k)(l)

Information Technology — 1.0%
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2025 Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	6.166%	8/17/29	265,626	266,152 (f)(k)(l)
Software — 0.8%
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.163%	9/8/32	360,000	351,000 (f)(k)(l)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	877,800	912,126 (k)(l)
Total Software				1,263,126

Total Information Technology				1,529,278
Sovereign Bonds — 0.2%
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan A2 (6 mo. Term SOFR + 5.450%)	9.584%	4/29/31	400,000	398,000 (f)(h)(i)(k)(l)

Total Senior Loans (Cost — $6,629,828)				6,212,916
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		12,537	317,939 (f)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.981%		3,941	91,037 (f)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.583%		7,229	172,556 (f)

Total Preferred Stocks (Cost — $582,768)				581,532
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $209,999)	7.023%	1/25/40	210,000	$212,629 (a)(f)

Convertible Bonds & Notes — 0.1%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	66,450	163,633 (c)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	27,858	1,253 (d)

Total Convertible Bonds & Notes (Cost — $73,741)				164,886
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			120	46 *(h)(o)
Spirit Aviation Holdings Inc.			20,733	7,878 *

Total Industrials				7,924
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			77,927	1,152 *(h)

Total Common Stocks (Cost — $292,764)				9,076
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $179,338)			14,732	5,598 *(h)(o)
Total Investments before Short-Term Investments (Cost — $156,844,529)				158,146,726
	Rate		Shares
Short-Term Investments — 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,185,991)	4.101%		2,185,991	2,185,991 (p)(q)
Total Investments — 100.9% (Cost — $159,030,520)				160,332,717
Liabilities in Excess of Other Assets — (0.9)%				(1,398,115)
Total Net Assets — 100.0%				$158,934,602

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of September 30, 2025.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of September 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Restricted security (Note 3).
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2025, the total market value of investments in Affiliated Companies was $2,185,991 and the cost was $2,185,991 (Note 2).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At September 30, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	134	12/25	$14,740,232	$14,632,172	$(108,060)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Variable Global High Yield Bond Portfolio
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro	18	12/25	$2,655,958	$2,653,200	$2,758
Net unrealized depreciation on open futures contracts					$(105,302)
At September 30, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,093,857	USD	1,288,658	Goldman Sachs Group Inc.	10/16/25	$(3,134)
USD	541,467	EUR	459,993	Goldman Sachs Group Inc.	10/16/25	872
USD	982,056	GBP	719,155	Goldman Sachs Group Inc.	10/16/25	14,775
USD	2,547,109	EUR	2,155,227	JPMorgan Chase & Co.	10/16/25	14,240
USD	400,686	EUR	340,721	Morgan Stanley & Co. Inc.	10/16/25	264
Net unrealized appreciation on open forward foreign currency contracts						$27,017

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At September 30, 2025, the Portfolio had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.45 Index	$1,527,000	12/20/30	5.000% quarterly	$117,933	$116,071	$1,862

[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$18,558,450	$335,432	$18,893,882
Financials	—	14,949,038	0 *	14,949,038
Health Care	—	6,898,694	0 *	6,898,694
Other Corporate Bonds & Notes	—	79,357,448	—	79,357,448
Sovereign Bonds	—	18,833,461	—	18,833,461
Asset-Backed Securities	—	12,027,566	—	12,027,566
Senior Loans:
Sovereign Bonds	—	—	398,000	398,000
Other Senior Loans	—	5,814,916	—	5,814,916
Preferred Stocks	$581,532	—	—	581,532
Collateralized Mortgage Obligations	—	212,629	—	212,629
Convertible Bonds & Notes	—	164,886	—	164,886
Common Stocks:
Industrials	7,878	46	—	7,924
Real Estate	—	1,152	—	1,152
Warrants	—	5,598	—	5,598
Total Long-Term Investments	589,410	156,823,884	733,432	158,146,726
Short-Term Investments†	2,185,991	—	—	2,185,991
Total Investments	$2,775,401	$156,823,884	$733,432	$160,332,717
Other Financial Instruments:
Futures Contracts††	$2,758	—	—	$2,758
Forward Foreign Currency Contracts††	—	$30,151	—	30,151
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,862	—	1,862
Total Other Financial Instruments	$2,758	$32,013	—	$34,771
Total	$2,778,159	$156,855,897	$733,432	$160,367,488

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$108,060	—	—	$108,060
Forward Foreign Currency Contracts††	—	$3,134	—	3,134
Total	$108,060	$3,134	—	$111,194

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,355,791	$26,037,648	26,037,648	$27,207,448	27,207,448

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$22,537	—	$2,185,991
3. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 9/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	120	3/25	$1,461	$46	$0.38	0.00%(a)
Spirit Airlines LLC, Warrants	14,732	3/25	179,338	5,598	0.38	0.00 (a)
			$180,799	$5,644		0.00% (a)

(a)	Amount represents less than 0.005%.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report